Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net change in unrealized losses on available-for-sale securities, net tax benefit	$ (0.1)	$ (1.1)
Net unrealized losses on cash flow hedges, net tax benefit	(1.2)	68.9
Postretirement plans and workers' compensation obligations, net tax benefit	$ 0.0	$ (6.2)